SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Leases
2024	$ 2,913,507
2025	207,990
2026	729,046
2027	1,226,060
2028	1,037,346
Thereafter	12,940,536
Total future minimum lease payments	19,054,485
Less: imputed interest	6,115,815
Total	$ 12,938,670	$ 1,086,051